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Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

Supplement to the Prospectuses dated may 1, 2002
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I. In the section  entitled  "Shareholder  Information - Sales  Charges"  please
replace  the  applicable   "Investment  A  Shares  Sales  Charges  and  Quantity
Discounts" tables with the following:

Equity Funds (except Rotating Index Fund)
                                                              Sales Charge as a
                            Sales Charge as a Percentage of     Percentage of
Amount of Transaction           Public Offering Price        Net Amount Invested

$0 - $49,999..................           5.75%                   6.10%
$50,000 - $99,999 ............           4.75%                   4.99%
$100,000 - $249,999 ..........           4.00%                   4.17%
$250,000 - $499,999 ..........           3.50%                   3.63%
$500,000 - $749,999 ..........           2.95%                   3.04%
$750,000 - $1,000,000 ........           2.20%                   2.25%
Over $1,000,000...............           0.00%*                  0.00%*


  Income Funds
                                                             Sales Charge as a
                          Sales Charge as a Percentage of     Percentage of
Amount of Transaction          Public Offering Price        Net Amount Invested

$0 - $49,999..................           4.75%                   4.99%
$50,000 - $99,999 ............           3.75%                   3.90%
$100,000 - $249,999 ..........           3.00%                   3.09%
$250,000 - $499,999 ..........           2.50%                   2.56%
$500,000 - $749,999 ..........           2.00%                   2.04%
$750,000 - $1,000,000 ........           1.75%                   1.78%
Over $1,000,000...............           0.00%*                  0.00%*

* Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

II. Please replace the section entitled "More About the Huntington Funds - Dividends and Distributions" with the following:

The Money Market Funds and the Income Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

International Equity Fund                                     Annually
Mid Corp America Fund                                         Annually
New Economy Fund                                              Annually
Rotating Index Fund                                           Annually
Dividend Capture Fund                                          Monthly
Growth Fund                                                  Quarterly
Income Equity Fund                                             Monthly

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The  Funds  also make  distributions  of net  capital  gains,  if any,  at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

                                                                   June 24, 2002

27425 (6/02)